Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of significant accounting policies

(a) Basis of presentation

The Group’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates.

(b) Principle of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and a consolidated VIE, including the VIE’s subsidiaries, for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or one of its subsidiaries is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

In accordance with the VIE Agreements, Shanghai Guangjian has the power to exercise effective control over the VIE, receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from VIE as if it were its sole shareholder and have an exclusive option to purchase all of the equity interests in the VIE.

A Summary of the VIE Arrangements is set forth below:

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

i) VIE Agreements that give the Company effective control of VIE

Restated Business Operation Agreement

Beijing Prosper, Beijing Paipairongxin and the shareholders of Beijing Paipairongxin (the Nominee Shareholders) entered into the restated business operation agreement for the purpose of agreeing on business operations. Pursuant to the restated business operation agreement, Beijing Paipairongxin and its shareholders agree that to the extent permitted by law, they will accept and unconditionally execute Beijing Prosper’s instructions on business operations, such as appointment of directors and executive officers. Beijing Paipairongxin and its shareholders further agree that, without Beijing Prosper’s prior written consent, Beijing Paipairongxin will not take any action that may have material adverse effects on its assets, businesses, human resources, rights, obligations, or business operations. The shareholders of Beijing Paipairongxin agree to transfer any dividends or other similar income or interests they receive as the shareholders of Beijing Paipairongxin, if any, immediately and unconditionally to Beijing Prosper. This agreement also requires each of Beijing Paipairongxin’s shareholders to issue an irrevocable power of attorney authorizing Beijing Prosper or any person(s) designated by Beijing Prosper to execute shareholders’ rights on behalf of such shareholder. Unless Beijing Prosper terminates this agreement in advance, this agreement will remain effective until Beijing Paipairongxin is dissolved pursuant to PRC law.

Power of Attorney

Each shareholder of Beijing Paipairongxin grant Beijing Prosper or any person designated by Beijing Prosper to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of Beijing Paipairongxin as well as the right to sell, transfer, pledge and dispose all or a portion of the shares held by Nominee Shareholder. The power of attorney will remain in force for ten years unless early terminated by Beijing Prosper. The term of the power of attorney can be extended at Beijing Prosper’s option until Beijing Paipairongxin is dissolved in accordance with PRC law and regulation.

Restated Option Agreement

Pursuant to the restated option agreement, the Nominee Shareholders of Beijing Paipairongxin granted Beijing Prosper or any third party designated by Beijing Prosper the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in Beijing Paipairongxin for a purchase price equal to the registered capital. The Nominee Shareholders will then return the purchase price to Beijing Prosper or any third party designated by Beijing Prosper after the option is exercised. Beijing Prosper may transfer all or part of its option to a third party at its own option. Beijing Paipairongxin and the Nominee Shareholders agree that without prior written consent of Beijing Prosper, they may not transfer or otherwise dispose the equity interests or declare any dividend. The restated option agreement will remain effective until Beijing Prosper or any third party designated by Beijing Prosper acquires all equity interest of Beijing Paipairongxin.

Restated Equity Pledge Agreement

Pursuant to restated equity pledge agreement, each shareholder of Beijing Paipairongxin has pledged all of his or her equity interest held in Beijing Paipairongxin to Beijing Prosper to guarantee his or her obligations under the restated business operation agreement, the power of attorney, restated option agreement and the amended and restated exclusive technology consulting and service agreement. In the event that Beijing Paipairongxin breaches any obligations under these agreements, Beijing Prosper as the pledgee, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity. The Nominee Shareholders may not dispose of the equity interests or create or permit to be created any pledges which may have an adverse effect on the rights or benefits of Beijing Prosper without the prior written consent of Beijing Prosper. The restated share pledge agreements will remain effective until Beijing Paipairongxin and its Nominee Shareholders discharge all of their obligations under the VIE Agreements and the pledgee consents such discharge in writing.

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

ii) VIE Agreement that enables the Company to receive substantially all of the economic benefits from the VIE

Amended and restated exclusive technology consulting and service agreement

Pursuant to the amended and restated exclusive technology consulting and service agreement, Beijing Prosper has the exclusive right to provide Beijing Paipairongxin and Shanghai PPDai with technical support, consulting services and other services. Beijing Prosper shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, Beijing Paipairongxin and Shanghai PPDai may not accept any services covered by this agreement provided by any third party. Beijing Paipairongxin and Shanghai PPDai agree to pay service fees equal to 100% of the net profit generated or otherwise determined by Beijing Prosper. Except by mutual agreement upon early termination by parties in writing, the exclusive business cooperation agreement will remain effective until Beijing Paipairongxin and Shanghai PPDai are dissolved in accordance with PRC law and regulation.

Through the aforementioned VIE Agreements, Beijing Paipairongxin is considered a VIE and the Beijing Prosper is the primary beneficiary in accordance with U.S. GAAP because Beijing Prosper has the ability to:

•	exercise effective control over Beijing Paipairongxin;
•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from VIE as if it were its sole shareholder; and
•	have an exclusive option to purchase all of the equity interests in the VIE.

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

ii) VIE Agreement that enables the Company to receive substantially all of the economic benefits from the VIE (continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of Beijing Paipairongxin and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	362,120	377,470
Restricted cash	802,887	2,347,799
Short-term investments	260,000	1,623,656
Quality assurance fund receivable	286,812	1,152,769
Property, equipment and software, net	37,412	83,802
Investment in consolidated trusts	—	234,322
Financial guarantee derivative assets	167,290	—
Investment in equity investees	1,200	55,846
Account receivable	14,195	3,287
Deferred tax assets	31,718	127,542
Loan extended to related party	11,010	—
Prepaid expenses and other assets	87,870	141,321
Total assets	2,062,514	6,147,814
Payable to platform customers	421,659	1,113,966
Quality assurance fund payable	473,704	2,062,844
Deferred revenue	162,896	256,240
Payroll and welfare payable	81,303	130,533
Taxes payable	85,195	140,064
Provision for payment to investor reserve fund investor	—	107,660
Financial guarantee derivative liability	—	215,770
Due to related parties	359,978	700,137
Accrued expenses and other liabilities	92,314	194,780
Total liabilities	1,677,049	4,921,994

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	195,723	1,216,971	3,900,454
Net profit	29,731	314,300	730,855
Net cash provided by (used in) operating activities	(103,422)	611,551	1,689,054
Net cash used in investing activities	(78,561)	(712,429)	(1,642,454)
Net cash provided by (used in) financing activities	204,234	379,835	(31,250)
Net increase in cash and cash equivalents	22,251	278,957	15,350
Cash and cash equivalents at beginning of year	60,912	83,163	362,120
Cash and cash equivalents at end of year	83,163	362,120	377,470

Under the VIE Arrangements, the Company has the power to direct activities of Beijing Paipairongxin and can have assets transferred out of Beijing Paipairongxin. Therefore, the Company considers that there is no asset in Beijing Paipairongxin that can be used only to settle obligations of Beijing Paipairongxin, except for registered capital and PRC statutory reserves, if any. As Beijing Paipairongxin is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing Paipairongxin do not have recourse to the general credit of the Company for any of the liabilities of Beijing Paipairongxin.

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

ii) VIE Agreement that enables the Company to receive substantially all of the economic benefits from the VIE (continued)

Currently there is no contractual arrangement which requires the Company to provide additional financial support to Beijing Paipairongxin. However, as the Company conducts its businesses primarily based on the licenses and approvals held by Beijing Paipairongxin, the Company has provided and will continue to provide financial support to Beijing Paipairongxin.

(c) Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification ("ASC") 805 "Business Combinations." The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company's majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to noncontrolling interests on the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders' equity. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries' shares, are also recorded as noncontrolling interests in the Company's consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

(d) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Financial statements amounts that reflect significant accounting estimates and assumptions include revenue recognition, fair value of quality assurance fund liabilities, valuation allowance for deferred tax assets, allowance for loan losses, determination of uncertain tax positions, accounting for convertible redeemable preferred shares, and valuation of share-based awards. Such accounting estimates are impacted significantly by judgements and assumptions used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates. Changes in estimates are recorded in the period they are identified.

2. Summary of significant accounting policies (continued)

(e) Foreign currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The US$ is the functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive income (loss).

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statements. The exchange rates used for translation on December 31, 2016 and 2017 were US$1.00=RMB6.9370 and RMB6.5342, respectively, representing the index rates stipulated by the People’s Bank of China.

(f) Convenience translation

Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive income (loss) and consolidated statement of cash flows from RMB into US$ as of and for year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5063, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2017, or at any other rate.

(g) Certain risks and concentration

As of December 31, 2016 and 2017, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2015, 2016 and 2017. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2016 and 2017.

(h) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

(i) Restricted cash

Restricted cash represents:

(i)

Cash in quality assurance fund is cash managed by the Group through a designated bank account. There is no other use of these funds except for making payments to investors for default loans that are subject to quality assurance protection. As of December 31, 2016 and 2017, the restricted cash related to quality assurance fund amounted to RMB329,549 and RMB1,058,617, respectively.

(ii)

Cash in investor reserve funds is cash managed by the Group through a designated bank account or third party payment company account. There is no other use of these funds except for payments to protect relevant investors from potential losses resulting from delinquent loans and or underperformance of the investment programs. As of December 31, 2016 and 2017, the restricted cash related to investor reserve funds amounted to RMB51,679 and RMB175,215, respectively.

2. Summary of significant accounting policies (continued)

(i) Restricted cash (continued)

(iii)

Cash received from investors or borrowers that has not yet been disbursed, due to a settlement time lag. As of December 31, 2016 and 2017, the restricted cash related to cash not yet disbursed amounted to RMB421,659 and RMB1,113,966, respectively.

(iv)

Cash received via consolidated trusts that has not yet been distributed. As of December 31, 2016 and 2017, the restricted cash related to cash not yet distributed amounted to RMB nil and RMB44,775, respectively.

(j) Short-term Investments

Short-term investments mainly consist of investments in time deposits placed with banks with original maturities between three months and one year, investments in money market funds and wealth management products. The wealth management products are certain deposits with variable interest rates or principal not guaranteed with certain financial institutions.

Interest earned is recorded as other income (expense) in the consolidated statements of comprehensive income (loss) during the years presented. Short-term investment represents an investment in money market fund amount to RMB260,000 as of December 31, 2016 and investment in wealth management products amounting to RMB1,958,910 as of December 31, 2017, respectively.

(k) Available-for-sale securities

On March 17, 2017, the Group, through one of its subsidiaries, acquired certain Series A convertible preferred shares of an intelligent investment advisor company (“investee”) for consideration of US$300 (equivalent of approximately RMB2,068). The cash consideration was paid on April 20, 2017. The Group’s investment represented 9.089% of the investee’s equity interests, on an as converted basis. The preferred shares were not considered in-substance common stock as they provide substantive redemption rights, liquidation rights and fixed dividends to the Group, which are not available to common shareholders. Thus the investment was classified as an available-for-sale investment in debt securities.

On October 17, 2017, the Group, through one of its subsidiaries, acquired certain convertible preference shares of an overseas company (“investee”) for total consideration of US$217 (equivalent of approximately RMB1,438). The cash consideration was paid in two installments on November 21 and November 29 respectively. The Group’s investment represented 1.465% of the investee’s equity interests, on an as converted basis. The preferred shares were not considered in-substance common stock as they provide substantive redemption rights, liquidation rights and fixed dividends to the Group, which are not available to common shareholders. Thus the investment was classified as an available-for-sale investment in debt securities.

Subsequent to initial recognition, available-for-sale investments are measured at fair value with changes in fair value recognized in accumulated other comprehensive income (loss) included in shareholders’ equity. When there is objective evidence that the investment is impaired, the cumulative losses from the declines in fair value that had been recognized directly in accumulated other comprehensive income (loss) are removed from equity and recognized in the income statement. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income (loss) are recognized in the statement of operations and comprehensive income (loss). The Group evaluates such investments periodically for possible other-than-temporary impairment. An other-than-temporary impairment must be recognized if an investor has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. For a debt-classified security, the amount of any other-than-temporary impairment related to the expected future cash flows is a credit loss and is recorded as a charge to earnings.

As at December 31, 2017, the fair value of available-for-sale securities is not material.

(l) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

2. Summary of significant accounting policies (continued)

(l) Fair value measurement (continued)

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, quality assurance fund receivable, loans receivable, accounts receivable, financial guarantee derivative, payable to platform customers, quality assurance fund payable, short-term borrowings and other liabilities. As of December 31, 2016 and 2017, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, payable to platform customers, short-term borrowings and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.

The quality assurance fund receivable is measured using the contractual amounts due from borrowers, taking into account an expected rate of default. Due to the short term nature of the contributions, no discount factor was applied. Subsequently, the carrying value approximates fair value due to the short term nature of the receivable.

The quality assurance fund payable is measured by taking into account the expected payout rate and incorporating a markup margin.

On a recurring basis, the Group measures its short-term investments and financial guarantee derivative at fair value. Since the net derivative asset does not have quoted price in active markets, they are valued using valuation model. Management is responsible for determining the fair value.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2016
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—Money market funds	—	260,000	—	260,000
Financial guarantee derivative	—	—	167,291	167,291
Total Assets	—	260,000	167,291	427,291

2. Summary of significant accounting policies (continued)

(l) Fair value measurement (continued)

December 31, 2017
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,958,910	—	1,958,910
Available-for-sale securities	—	—	3,377	3,377
Total Assets	—	1,958,910	3,377	1,962,287
Financial guarantee derivative liabilities	—	—	215,770	215,770
Total Liabilities	—	—	215,770	215,770

The Group values its wealth management products held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

The Group did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2016 and 2017.

Changes in fair value measurement categorized within Level 3 of the fair value hierarchy are analyzed each period for changes in estimates or assumptions.

Level 3 Valuation Techniques

Level 3 financial assets and liabilities consist of financial guarantee derivatives and available-for-sale securities for which determination of fair value requires significant judgment and estimation. Changes in fair value are recorded in the consolidated statement of comprehensive income (loss).

The fair value of available for sale securities was measured using an income approach determined by the Company. As the investee is a private company, the fair value is estimated based on significant inputs that market participants would consider, which mainly include revenue growth rate, operating margin, discount rate and other factors that may affect such fair value estimation. As at December 31, 2017, the carrying amount of available-for-sale securities approximates their fair value due to their relatively short holding period.

The Group uses the discounted cash flow model to value these financial guarantee derivatives at inception and subsequent valuation dates. The Group analyzes the fair value of this derivative by first defining the cash flows associated with the derivative and then considers the assumptions used in determining the cash flows from a market participant’s perspective. This discounted cash flow model incorporates assumptions such as the expected default rates, discount rates, as well as early repayment rates. The expected default rate is determined based on the historical performance of loans with similar tenure and of similar credit worthiness and adjusted by the inputs that other market participants would use. Aside from the expected default rate, the Group has also considered the discount rate and early repayment rate in determining the fair value of the financial guarantee derivatives. As the term of the loans are short and the market interest rate is relatively stable, the discount rate and early repayment rate assumptions does not have a significant impact on the fair value of the derivative. Changes in the fair value are recorded in fair value change of financial guarantee derivatives in the Group’s consolidated statements of Comprehensive Income (Loss).

The following table sets forth the significant unobservable inputs used for fair value measurement of financial guarantee derivatives:

	As of December 31,
	2016	2017
Expected default rate	0.75% - 10.25%	0.68% - 14.21%

Please refer to Note 2(u) for the movement and gain of financial guarantee contracts and related derivatives.

2. Summary of significant accounting policies (continued)

(m) Loans receivable, net

Loans receivable represents loan originated by the Group and the consolidated trusts (Note 4), which is due from the borrowers. The Group has the intent and the ability to hold such loans for the foreseeable future or until maturity or payoff. Loans receivable are recorded at unpaid principal balances, net of allowance for loan losses that reflects the Company’s best estimate of the amounts that will not be collected. The loans receivable portfolio consists of personal loans with the term period ranging from 1 month to 12 months.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.

The Group writes-off the loans receivable and the related allowance when management determines that full repayment of a loan is not probable. The primary factor in making such determination is the potential recoverable amounts from the delinquent debtor.

(n) Interest income and interest expense related to the loans originated by the Group

The Group has originated and held loans. The majority of the loans originated and held by the Group in 2016 were held by Shanghai Hepai Investment Management Co., Ltd (“Hepai”). Hepai was a subsidiary of Beijing Paipairongxin until it was disposed of on September 30, 2016. (See Note 12). Subsequently, the Group, by participating in various trust plans (See Note 4.) and Shanghai Guangjian, a subsidiary of the Group, originate and hold loans.

Interest on loans receivable (Note 4) is accrued based on the contractual interest rates of the loan as earned. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

Prior to its disposition, Hepai sold alternative investment products that paid investors expected rate of return for a specified period of time. Hepai used the funds received from the sale of the alternative investment products to originate loans from the Group’s online consumer marketplace. Cash receipts from loan repayment were used to pay the alternative investment products liability at maturity.

As the primary beneficiary of the trusts, the Group incorporated the trust plans and recorded return of the other trust parties into interest expense. The interest expense is accrued based on the expected rate of return during the contractual term of the alternative investment products and the trusts.

The interest income, interest expense, and loan provision losses in the consolidated statement of comprehensive income (loss) related to the loans originated by the Group recorded during the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Interest income	4,408	59,980	46,975
Less: Interest expense	(159)	(18,191)	(15,598)
Net interest income	4,249	41,789	31,377
Less: Provision for loan losses	(5,912)	(34,705)	(46,586)
Net interest income (expense) and provision for loan losses	(1,663)	7,084	(15,209)

2. Summary of significant accounting policies (continued)

(o) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment are depreciated over the estimated useful lives of the assets using the straight-line method taking into account the estimated residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statement of Comprehensive Income (Loss).

(p) Intangible assets

Intangible assets arising from business combination

The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired.

Intangible assets that have indefinite useful life primarily include Micro-Lending License as of December 2017. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

(q) Investment in equity investees

For equity investments in entities over which the Group does not have control or significant influence and for which there is no readily determinable fair value, the cost method is used. Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

The Group purchased 10% of equity interests in Beijing Ling Li Yu Xun investment management Limited Company (“Beijing Lingli”) in June 2016 with a cash consideration of RMB1,200. The Group doesn’t have significant influence nor control over Beijing Lingli. As a result, the Group accounted the investment using cost method. As of December 31, 2017, no impairment loss was recognized.

The Group purchased 9% of equity interests in NewE Wealth Management LLC (NewE) in December 2016 with a cash consideration of US$177, equivalent in RMB1,228. The Group does not have significant influence nor control over NewE. As a result, the Group accounted the investments using cost method. As of December 31, 2017, no impairment loss was recognized.

2. Summary of significant accounting policies (continued)

(q) Investment in equity investees (continued)

The Group purchased 20% of equity interests in Shanghai Maokong Information Technology Limited Company (Maokong) in July 2017 with a cash consideration of RMB6,000. The Group does not have significant influence nor control over Maokong. As a result, the Group accounted the investment using cost method. As of December 31, 2017, no impairment loss was recognized.

The Group purchased 4.762% of equity interests in Shanghai Social Credit Promotion Center in October 2017 with a cash consideration of RMB500. The Group does not have significant influence nor control over the investee. As a result, the Group accounted the investment using cost method. As of December 31, 2017, no impairment loss was recognized.

(r) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

(s) Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets. No impairment of long-lived assets was recognized for the years ended December 31, 2015, 2016 and 2017.

(t) Quality assurance fund payable and receivable

Borrowers may elect to, or in certain circumstances, are required to make contributions to the quality assurance fund, in addition to the transaction fee and payments of loan principal and interest. The quality assurance fund is maintained in a segregated restricted cash bank account. This contribution, which is a certain percentage of the principal amount, is determined at the time of the loan application based on the borrower’s credit score. The contribution does not change over time after the loan is matched and must be paid in its entirety even if the loan is pre-paid. If a borrower who has contributed to the quality assurance fund is one day delinquent on an installment of principal and interest of a loan, the Group will withdraw an amount from the quality assurance fund to repay the delinquent installment of principal and interest to the corresponding investors. Investors can decide if they want to invest in single loans that are protected by the quality assurance fund. The quality assurance fund contributions are not refundable, including if there is no loan default. If the Group were to wind down its online consumer finance marketplace and there were no investors with outstanding loans, the Company would be entitled to the remaining funds in the restricted cash account, if any.

2. Summary of significant accounting policies (continued)

(t) Quality assurance fund payable and receivable (continued)

The Group is required to record its obligation associated with quality assurance fund in accordance with ASC Topic 460, Guarantees. Accordingly, the liabilities are measured at their fair value at inception. Default payments to investors are capped at the quality assurance fund balance at any point in time. The Group is not obligated to pay default loans in the event no funds are available in the quality assurance fund account. Once the investors are paid for a borrower’s default, any future principal and interests recovered are contributed into the quality assurance fund account.

The quality assurance fund obligations are comprised of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. In accordance with ASC 460-10-25-2 and ASC 460-10-30-3, the non-contingent and contingent aspect of the financial guarantee must both be considered at initial measurement. Each individual investor has a contract with the Group that specifies the investor’s ability to collect from the quality assurance fund. Therefore, an individual contract is considered to be the unit of account for purposes of applying ASC Topic 460. Therefore, the liability recorded based on ASC Topic 460 is determined on a loan by loan basis and is reduced as the Group is released from the underlying risk, i.e., as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined based on historical default rates, representing the obligation to make future payouts from the quality assurance fund, measured using the guidance in ASC Topic 450, Contingencies. The ASC Topic 450 contingent component is determined on a loan by loan basis, but considers the actual and expected performance of the pool when estimating the contingent liability. As each guarantee is a separate unit of account that has a contingent component pursuant to ASC 450, the contingent component pertains only to the loan covered by the guarantee. However, the contingent liability recorded under ASC 450 would take into consideration the performance of the overall pooled loan basis, including the cap imposed on the pool, as such data will inform the likelihood of payout on an individual contract basis.

Subsequent to initial recognition, the quality assurance funds obligations are measured at the greater of the amount determined based on ASC Topic 460 and the amount determined based on ASC Topic 450. ASC 460 does not prescribe a method for subsequently measuring and recording the non-contingent guarantee liability. As stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. As the risk is reduced as each payment is made, a systematic and rational amortization method based on when the payments are made may be appropriate. If there is no difference between the ASC 460 component and ASC 450 component, no gain or loss is recorded.

As the risk of the guarantee liability is reduced, it is recognized into the income statement by a systematic and rational amortization method, e.g. over the term of the loan, within the “gain from the quality assurance fund” line item of the income statement. For the years ended December 31, 2015, 2016 and 2017, the amount of gains recorded were RMB42.4 million, RMB100.0 million and RMB5.9 million (US$0.9 million), respectively.

A quality assurance fund receivable is recognized at loan inception at its fair value on a loan-by-loan basis. The fair value is estimated based on the contractual amounts of quality assurance fund contribution from the borrowers, taking into account the expected default rate. The receivable is determined to be collectible at loan inception because at this point in time, the borrower has committed to pay the full amount over the life of the loan, and is also contractually obligated to pay the full amount even if he or she prepays the loan. By taking into account the risk of default in the fair value estimate, the receivable the Group records is representative of what is deemed to be collectible. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment to any individual underlying loan of the quality assurance fund receivable. If the carrying amounts of the quality assurance fund receivable exceeds the expected collections, an impairment loss is recorded for the quality assurance fund receivable not recoverable.

On a loan-by-loan basis, the Group determines the quality assurance fund contributions required from a borrower based on the estimated loss rate of the loans. In estimating the loss rate of the loans, the underlying risk profile and historical loss experience are taken into consideration. The Group gathers information to assess each borrower’s risk profile and assigns a mirror grade, determined using the Group’s proprietary Magic Mirror Model. These borrowers are then grouped based on Magic Mirror score for which the Group develops an estimated default rate based on actual historical loss experience of each Magic Mirror score. An ultimate loss rate is estimated for each loan based on this method, with a risk premium added based on different Magic Mirror score. The Group regularly reviews the borrower’s risk profile, actual loss rate of each product line and Magic Mirror score and relevant market dynamics to ensure the ultimate loss rate is kept up-to-date.

2. Summary of significant accounting policies (continued)

(t) Quality assurance fund payable and receivable (continued)

Investors who invested in loans for which the borrower elected to participate in the quality assurance fund bear their own financial risk and may suffer a loss if the restricted cash balance plus the subsequent quality assurance fund contributions are exhausted by quality assurance fund payments which are made on a first-loss basis. Payouts from the quality assurance fund account are made to investors when a borrower is one day delinquent in repaying an installment of principal and interest in the order of default date until the restricted cash balance is reduced to nil, even though there may still be investors protected by quality assurance fund. Amounts recovered from the defaulted borrower will be remitted to replenish the portion of the quality assurance fund used to repay the investors. The following table sets forth the Group’s quality assurance fund obligations movement activities for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
Opening balance	2,630	125,651	473,704
Fair value of newly written quality assurance obligation	266,850	634,899	3,318,432
Release of quality assurance payable upon repayment	(165,185)	(386,304)	(2,506,141)
Contingent liability	126,662	293,269	2,527,209
Payouts during the year	(764,449)	(1,122,039)	(4,812,797)
Recoveries during the year	659,143	928,228	3,062,437
Ending balance	125,651	473,704	2,062,844

The following table sets forth the Group’s quality assurance fund receivables movement activities for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
Opening balance	543	115,484	286,812
Fair value of newly written quality assurance obligation	266,850	634,899	3,318,432
QAF contribution received from borrowers	(155,744)	(470,497)	(2,479,428)
Gain from quality assurance fund	3,835	6,926	26,953
Ending balance	115,484	286,812	1,152,769

As of December 31, 2016 and 2017, the amounts of maximum potential future payment the Group would be required to make were RMB389,573 and RMB1,220,980, respectively, which takes into account of the amount set aside by the Group in the restricted cash balance of the quality assurance fund.

(u) Financial guarantee derivative

For investors who invest in loans without the quality assurance fund through certain Investment Programs (Note 2(v)) from which the investors are entitled to an expected return, they participate in a separate investor reserve fund program. Investors subscribing to these investment programs make contributions to the corresponding investor reserve funds. Under this type of investment program, any surplus gains, less 0.1% of the principal amount invested, are contributed to the investor reserve funds, while the 0.1% of the principal amount invested is paid to the Group.

2. Summary of significant accounting policies (continued)

(u) Financial guarantee derivative (continued)

Similar to the quality assurance fund, the Group maintains a separate dedicated restricted cash account for each of these investment programs. Such funds are maintained solely for the benefit of the investors who invested in loans through the Investment Programs. In general, the investor reserve fund covers underperformance to the extent there are available funds, i.e., it protects investors from not only loan defaults, but also an investment program performing below its stated expected rate of return, which may be due to either a decline in market interest rates during the program’s term, or an inability to timely match repayments with new loans. Payouts will be made from the corresponding investor reserve funds to make up the gap between the actual return and the stated expected rate of return. The capital used for investment purposes in such programs is generated with the cash flows from the borrowers’ monthly repayments of principal and interest. The investor reserve funds are maintained separately and are used to compensate investors in the event of a program’s underperformance. The investor reserve funds are funded upon a program’s maturity, and are capped at a certain percentage of the total funding of each investment program. If an individual investment program underperforms, the Group will use the investor reserve fund to make up for the shortfall, which is paid out upon maturity of the program. An investor who participates in this program is entitled to coverage by the investor reserve fund for the duration he or she participates in the program.

In order to determine the accounting method used, the Group considered the criteria of the scope exception under ASC 815-10-15-58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non-payment both at inception and throughout its term either through direct legal ownership or through a back-to-back arrangement. However, as the investor reserve fund does not solely reimburse investors for failure of the borrower to satisfy required payment obligations, but also to reimburse shortfalls due to underperformance of the investment programs, the scope exception under ASC 815-10-15-58(a) is not met. Therefore, these contracts are accounted for as a derivative under ASC Topic 815, Derivatives and Hedging, and should be recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value.

Derivative assets and liabilities within the scope of ASC 815 are required to be recorded at fair value at inception and re-measured at fair value on an ongoing basis in accordance with ASC Topic 820, Fair Value Measurement. Therefore, the financial guarantee derivative will be subsequently marked to market at the end of each reporting period with gains and losses recognized as fair value change of financial guarantee derivative. Based on the valuation methodology and the significant unobservable inputs used for fair value measurement described in Note 2(l), the Group may have day one gain on the financial guarantee derivatives associated with the investor reserve funds program because the investors are willing to pay a premium above the expected default rate for a guarantee return. The Group evaluate the financial guarantee derivatives on a portfolio basis rather than individual basis, as the investor reserve fund are considered as a pool to make up the gap between the actual return and the stated expected rate of return.

If there are changes to the expected defaults of loans and expected performance of the investment programs, the Group records these resulting adjustments to the “fair value change of financial guarantee derivatives” line item within “other income (expense)” on the consolidated statement of comprehensive income (loss). Upon the maturity of an investment program, any cumulative gain or loss will be reclassified to the “realized gain or loss from financial guarantee derivatives” line item within “other income (expense).” That is, whenever cash flows occur upon maturity, the fair value changes are reclassified within the income statement and recorded as realized gain or loss.

In October, 2017, along with the termination of investment program with flexible investment periods, the remaining restricted cash amounting to approximately RMB45,567 were transferred from restricted cash to cash and cash equivalents, as the company was released from the obligation to compensate the investors should the flexible term investment programs under-perform.

2. Summary of significant accounting policies (continued)

(u) Financial guarantee derivative (continued)

The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2015, 2016 and 2017.

	For the years ended December 31,
	2015	2016	2017
Opening balance	4,881	20,638	167,291
Initial recognition of and change in fair value of ongoing investor reserve arrangements	35,306	178,652	(213,958)
Settlement upon maturity of investor reserve arrangements	(19,549)	(31,999)	(169,103)
Ending balance	20,638	167,291	(215,770)

As of December 31, 2017, given the deterioration of performance of investor reserve fund investment programs, the investor reserve fund is expected to be dissolved upon maturity of the investment programs as the Group planned to discontinue the investor reserve fund program starting from January 1, 2018. The Group reverses all the gains recorded historically amounting to RMB213,958. As the expected payout to compensate the investors exceeds the funds available in the investor reserve fund, additional provision outside the Company’s obligation related to the investor reserve fund is recognized as a reduction of revenue. Please refer to Note 2(v) for details.

(v) Revenue recognition

The Group engages primarily in operating an online consumer finance marketplace by providing an online platform which matches borrowers with investors. The Group's platform provides investors with various investment options, broadly categorized into “single loans” and “investment programs.” All of the primary loan products, including standard loan products, handy cash loan products, and consumption loan products, are single loans. Investors may choose to subscribe to single loans based on the profiles of approved borrowers listed on the online platform. They may also elect to participate in one of the platform's investment programs that cater to different investment preferences and enable them to enjoy investment returns while minimizing the time needed to manage their investments. The Group determined that it is not the legal lender and legal borrower in the loan origination and repayment process. Therefore, the Group does not record loans receivable and payable arising from the loans between investors and borrowers on its marketplace. Revenue comprises the fair value of the consideration received or receivable for the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The two major deliverables provided are loan facilitation services and post-facilitation services (e.g. cash processing and collection services). The Group also generates revenue from other contingent fees, such as loan collection fees for late payments and fees charged to investors for selling loans on our secondary loan market, as well as investment program management fees from any surplus gains earned in the investment programs protected by the quality assurance fund. Revenues comprise the consideration received or receivable for the provision of services in the ordinary course of our business and are recorded net of value-added tax.

Consistent with the criteria of ASC 605 “Revenue Recognition” (“ASC 605”), the Group recognizes revenue when the following four revenue recognition criteria are met:

(i)	Persuasive evidence of an arrangement exists;
(ii)	Delivery has occurred or services have been provided;
(iii)	The selling price is fixed or determinable; and,
(iv)	Collectability is reasonably assured.

Revenue recognition policies for each type of service are discussed as follows:

2. Summary of significant accounting policies (continued)

(v) Revenue recognition (continued)

Revenue from Single Loans

The Group charges fees at the inception of the loan, which are deducted from the amount that borrowers receive from investors, for facilitating loan origination (covering matching of investors to borrowers and facilitating the execution of loan agreement between investors and borrowers) and for providing ongoing monthly services (covering cash processing services and collection services) (“non-contingent fee”). The Group generally collects the entire amount relating to loan facilitation and post-facilitation services as one combined fee, and these amounts are allocated to the two deliverables based on their relative fair values.

The Group considers the loan facilitation services and post-facilitation services as multiple deliverable arrangements. Although the Group does not sell these services separately, the Group determined that all deliverables have standalone value. Thus, all non-contingent fees are allocated among loan facilitation services and post-facilitation services. The Group does not have vendor specific objective evidence of selling price for the loan facilitation service and the post-facilitation service because the Group does not provide these services separately. Third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees our competitors charge for these services. Since neither vendor-specific objective evidence nor third-party evidence is available, the Group generally uses its best estimate of selling prices of the different deliverables as the basis for allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors. The non-contingent fee allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the non-contingent fees allocated to post-origination services are deferred and amortized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed. In instances where the loan transaction fee is not collected entirely upfront but over time, the amount allocated to each deliverable is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions. As the remaining portion of the loan transaction fee is collected and becomes non-contingent, the Group will allocate the amount between the two deliverables.

In December 2017, to comply with a series of regulatory requirements, the Group discontinued upfront fee collection. Instead, the transaction fee is collected in monthly installments. In accordance with ASC 605-30-5, The Group determines that the transaction fee is only allocable to the two deliverables when the fee is collected.

In addition to the loan transaction fees, the Group also receives fees which are contingent on future events, such as loan collection fees and fees related to loan transfers on the Group’s secondary loan market. These contingent fees are not recognized until the contingencies are resolved and the fees become fixed and determined, which also coincide with when the services are performed and collectability is reasonably assured. These fees are classified within Other Revenue in the consolidated statement of comprehensive income (loss).

Under certain circumstances, in addition to the loan transaction fee, borrowers pay a monthly contribution to the quality assurance fund, which provides a protection mechanism to investors who subscribe to these loans. In accordance with the relevant guidance in ASC 605, Revenue Recognition, the amounts associated with the quality assurance fund is within the scope of another Topic (ASC 460, Guarantees) and should be accounted for in accordance with the provisions of that Topic. The deliverables not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC 605 and the applicable revenue recognition guidance. The fair value of the guarantee associated with the quality assurance fund is recorded under ASC 460, with the remaining amount of consideration accounted for under ASC 605.

Revenue from Investment Programs

For investment programs that only fund loans that are protected by the quality assurance fund, the loan transaction fees and monthly contribution to the quality assurance fund paid by the borrowers are the same as those discussed under “Revenue from Single Loans” above. In addition, under this type of investment program, if there is any surplus gain, i.e., the actual rate of return exceeds the stated expected rate of return in the investment program agreement, this is recognized as an investment program management fee in other revenue upon maturity of such program, when the amount becomes fixed and determinable.

2. Summary of significant accounting policies (continued)

(v) Revenue recognition (continued)

Incentives

To expand its market presence, attract new investors and increase activity level on our platform, the Group will occasionally provide incentives to potential investors at its sole discretion. The Group provides the following types of incentives:

•

When a loan is successfully matched during the relevant incentive program period, the investor receives a cash incentive, either provided upfront as a one-time contribution to the loan investment amount (effectively reducing the amount an investor has to fund in cash for a loan, while still being entitled to repayment of the entire stated principal balance) or on a monthly basis over the term of the loan as additional interest. These cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50.

•

In certain other circumstances, the Group may provide a cash incentive to a new potential investor upon signing up as a new user on the platform, without a requirement for the potential investor to fund a loan. This is considered a type of marketing expense to attract potential investors to the platform, and is recorded as expense, rather than a reduction of revenue.

Other revenue

Other revenue includes collection fees charged to borrowers, management fees charged to investors for certain investment programs, service fees charged to borrowers for transfer of loans on the secondary loan market and other fees charged to our customers.

Value added tax

The Group is subject to VAT and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of value added tax is 6%. In the accompanying consolidated statements of comprehensive income (loss), the related surcharges for revenues derived from loan facilitation business are deducted from gross receipts to arrive at net revenues.

Expected discretionary payment to investor reserve fund investors

In relation to investor reserve fund, the Group records approximately RMB107,660 in provision for expected discretionary payment to investors in investment programs protected by investor reserve fund investor as a reduction of revenue as such compensation is deemed beyond its legal obligations.

(w) Origination and servicing expense

Origination and servicing expenses primarily consist of salaries and benefits of employees who facilitate loan origination, perform risk pricing, debt-collection service, customer service, data processing and data analysis.

Origination and servicing expenses-related party consist of expenses for data collection service provided by PPcredit, a related party of the Group. (See Note 10)

(x) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and online marketing promotion expenses. Advertising and online marketing expenses, amounting to approximately RMB115,942, RMB349,421 and RMB779,737 for the years ended December 31, 2015, 2016 and 2017, respectively, are charged to the consolidated statements of comprehensive income (loss) as incurred.

2. Summary of significant accounting policies (continued)

(y) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, rental, professional service fees and other expenses. General and administrative expenses include research and development expenditures, amounting to RMB14,137, RMB114,648 and RMB164,869 and share based compensation expenses, amounting to RMB nil, RMB nil and RMB106,152 for the years ended December 31, 2015, 2016 and 2017, respectively.

(z) Share-based compensation

The Group follows ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. Under ASC 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost is not recorded for that number of awards.

In accordance with ASC 718, the Group recognize share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with services conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost is accrued if it is probable that a performance condition will be achieved.

(aa) Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays, the Group records the total expenses on a straight-line basis over the lease term.

(ab) Government grants and subsidy income

The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the consolidated statement of comprehensive income (loss) in the period the cash is received. The government grants received by the Group amount to RMB70, RMB6,436 and RMB1,682 for the years ended December 31, 2015, 2016 and 2017, respectively.

(ac) Taxation

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income (loss) in the period of the enactment of the change.

2. Summary of significant accounting policies (continued)

(ac) Taxation (continued)

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards,(iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

(ad) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(ae) Segment reporting

The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and therefore, the Group only has one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

(af) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary’s registered capital. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended December 31, 2015, 2016 and 2017, appropriations to the general reserve amounted to nil, RMB15,662 and RMB39,428, respectively.

2. Summary of significant accounting policies (continued)

(ag) Reclassification of comparative figures

In previous years, funds payable to the investors of consolidated trusts were presented in “Accrued expenses and other liabilities” on the consolidated balance sheets. Along with the Company's setting up of multiple trust plans (Note 4) and growing interests, the balance has become significant. Accordingly, the Company revised the presentation to report such balances as “Funds payable to investors of consolidated trusts”. Prior year amounts have been reclassified to maintain consistency with the current year presentation. These reclassifications had no effect on the reported results of operations and net assets. Corresponding reclassifications have also been made to the consolidated statement of cash flows.

(ah) Recently issued accounting standards

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts with Customers (Topic 606), which will be effective January 1, 2018. The guidance clarifies that revenue from contracts with customers should be recognized in a manner that depicts both the likelihood of payment and the timing of the related transfer of goods or performance of services. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10), May (ASU 2016-12), and December (ASU 2016-20) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for this amendment is the same as those for the new revenue guidance. The Group will adopt this ASU on January 1, 2018 with a cumulative adjustment that will increase retained earnings rather than retrospectively adjusting prior periods. The cumulative adjustment will primarily arise from the timing of revenue recognition for transaction fees collected in monthly instalments related to our loan products being recognized earlier under the ASU. The Group provides the loan facilitation services and post-facilitation services as multiple derivable arrangements.  Under Topic 605, transaction fees collected in monthly instalments are considered contingent and, therefore, are not allocable to different deliverables until the contingency is resolved (i.e. upon receipt of the monthly transaction fee). Upon adoption of the ASU, revenue is recognized upon successful matching of borrowers and investors using the total consideration estimated to be received and allocated to the different performance obligations based upon their relative fair value. Other changes relate to timing of revenue recognition for the accounting management fee of certain investment programs. The Group will begin to recognize revenue from account management fee from certain types of investment programs over the term of the investment programs, which is substantially within twelve months, rather than waiting until the maturity of the investment program, generally twelve months after the date of issuance of the investment program. The adoption of this guidance also requires the Group to expand disclosures particularly in the year of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10)-Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amends guidance related to certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. This update is effective from January 1, 2018. The Group will adopt this guidance in the first quarter of 2018. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements and associated disclosure.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires lessees to put most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The new standard is effective for interim and annual periods beginning after December 15, 2018 and early adoption is permitted. The Group is currently evaluating the impact of this guidance on its consolidated financial statements.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. The Group is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Summary of significant accounting policies (continued)

(ah) Recently issued accounting standards (continued)

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address the diversity in the classification and presentation of changes in restricted cash in the statement of cash flows, by requiring entities to combine the changes in cash and cash equivalents and restricted cash in one line. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash in the statement of cash flows. Additionally, if more than one line item is recorded on the balance sheet for cash and cash equivalents and restricted cash, a reconciliation between the statement of cash flows and balance sheet is required. The guidance is effective for interim and annual periods beginning on or after December 15, 2017 using a retrospective transition method and early adoption is permitted. The Group will adopt this guidance in the first quarter of 2018. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements and associated disclosure.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805)-Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This update is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted. The Group will adopt this guidance in the first quarter of 2018. The Group does not expect the adoption of this guidance to have a significant impact on our consolidated financial statements and associated disclosure.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of good will which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group has not early adopted this guidance. The Group is currently evaluating the impact of this guidance on its consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (“ASU 2017-05”), which clarifies that a financial asset is within the scope of Subtopic 610-20 if it meets the definition of an in substance nonfinancial asset. The amendments in this update also clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. This update is effective for fiscal years beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption is permitted but only as of fiscal years beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group will adopt this guidance in the first quarter of 2018. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements and associated disclosure.

In May 2017, the FASB issued ASU 2017-09, “Compensation—Stock compensation (Topic 718): Scope of modification accounting” to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. ASU 2017-09 is effective prospectively for all companies for annual periods beginning on or after December 15, 2017, and early adoption is permitted. The Group will adopt this new guidance in the first quarter of 2018. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements and associated disclosure.